Leases - Maturity of lease payments receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 735	£ 1,196
Unearned finance income	9	27
Net investment in finance lease receivable	744	1,223
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	563	584
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	172	534
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0	78
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0	0
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	0	0
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 0	£ 0